Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Capital Risk Management
Derivative financial instruments-current asset	$ (4,615)	$ (577)	[1]
Derivative financial instruments-non-current asset	(5,116)	(6,038)	[1]	$ (6,008)
Borrowings-current liability	429,437	121,197	[1]	89,422
Borrowings-non-current liability	805,560	1,278,931	[1]	1,474,510
Derivative financial instruments-current liability	1,253	269	[1]	1,836
Derivative financial instruments-non-current liability	3,543
Total indebtedness	1,230,062	1,393,782
Total assets	$ 2,488,638	$ 2,528,263	[1]	$ 2,543,545
Total indebtedness/total assets	49.40%	55.10%

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).